Nature of Operations - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 10, 2014	Jun. 30, 2014	Mar. 31, 2012
Conversion of Stock [Line Items]
Line of credit maximum borrowing capacity	$ 3,000,000					$ 3,000,000
Repayment of working capital line	1,470,000
Payment of convertible promissory notes				1,133,851
Payment of deferred compensation in cash	367,695
Net losses		(3,525,864)	(270,750)	(9,132,615)	(906,536)	(1,211,821)	(1,239,918)
Stockholders' deficiency		216,117,909		216,117,909		(4,207,416)	(3,083,652)			(1,933,672)
Line of credit outstanding amount						1,575,000
Redeemable Notes [Member]
Conversion of Stock [Line Items]
Common shares converted from notes	77,734
Redeemed convertible notes	1,016,956
Percentage of principal amount redeemed				140.00%		140.00%
June 2014 Private Placement [Member]
Conversion of Stock [Line Items]
Sale of stock price per share								$ 20.00
Sale of stock, Shares								10,925,000
Net proceeds form sale of stock								202,000,000
Percentage of net proceeds held in trust								96.00%
Net proceeds held in trust								196,000,000
Repayment of working capital line	1,470,000
Repayment of accrued interest	351,073
Common shares converted from notes	65,000
Debt conversion, cash	521,073
Payment of convertible promissory notes	540,000
Payment of accrued interest on convertible promissory notes	272,842
Payment of deferred compensation in cash	367,695
June 2014 Private Placement [Member] | Series AA Convertible Promissory Notes [Member]
Conversion of Stock [Line Items]
Payment of convertible promissory notes	423,852
Payment of accrued interest on convertible promissory notes	283,856
June 2014 Private Placement [Member] | Redeemable Notes [Member]
Conversion of Stock [Line Items]
Common shares converted from notes	77,734
Redeemed convertible notes	1,016,956								1,016,956
Percentage of principal amount redeemed	140.00%								140.00%
Sprint APA [Member]
Conversion of Stock [Line Items]
Acquisition, completion date				Sep. 15, 2014
Purchase of nationwide spectrum assets				100,000,000
Purchase payment by cash				90,000,000
Stock issued during period value to purchase of assets				$ 10,000,000
Stock issued during period shares to purchase of assets				500,000
Sale of stock price per share		$ 20.00		$ 20.00